Intangible Asset (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Asset
Schedule of intangible asset

	Successor	Predecessor
	December 31, 2018	December 31, 2017
(in thousands)
Client-related intangible asset	$100,000	$—
Accumulated amortization	(14,947)	—
Intangible asset, net	$85,053	$—